Investments Held at Fair Value	6 Months Ended
Jun. 30, 2024
Investments held at fair value [Abstract]
Investments Held at Fair Value	Investments Held at Fair Value
Investments held at fair value include both unlisted and listed securities held by the Group. These investments, which include interests in Akili, Vor, Sonde, Vedanta and other insignificant investments, are initially measured at fair value and are subsequently re-measured at fair value at each reporting date with changes in the fair value recorded through profit and loss. See Note 13. Financial Instruments for information regarding the valuation of these instruments. Activities related to such investments during the periods are shown below:

Investments held at fair value	$
Balance as of December 31, 2023 and January 1, 2024	317,841
Sale of Karuna shares	(292,672)
Gain realised on sale of investments	151
Gain – change in fair value through profit and loss	3,882
Balance as of June 30, 2024 before allocation of equity method loss to long-term interest ("LTI")	29,202
Equity method loss recorded against LTI	(172)
Balance as of June 30, 2024 after allocation of equity method loss to LTI	29,030
Vedanta
On March 1, 2023 Vedanta issued convertible debt to a syndicate of investors. The Group did not participate in this round of financing. As part of the issuance of the debt, the convertible debt holders were granted representation on Vedanta's Board of Directors and the Group lost control over the Vedanta's Board of Directors and the power to direct the relevant Vedanta activities. Consequently, Vedanta was deconsolidated on March 1, 2023 and its results of operations were included in the Condensed Consolidated Financial Statements through the date of deconsolidation.
Following deconsolidation, the Group still has significant influence over Vedanta through its voting interest in Vedanta and its remaining representation on Vedanta's Board of Directors. However, the Group only holds convertible preferred shares in Vedanta that do not provide their holders with access to returns associated with a residual equity interest, and as such, are accounted for under IFRS 9, as investments held at fair value with changes in fair value recorded in profit and loss. Under IFRS 9, the preferred share investments are categorized as debt instruments that are presented at fair value through profit and loss because the amounts receivable do not represent solely payments of principal and interest.
Upon deconsolidation, the Group derecognized its assets, liabilities and non-controlling interest in respect of Vedanta and recorded its aforementioned investment in Vedanta at fair value. The deconsolidation resulted in a gain of $61,787.
During the six months ended June 30, 2024 and June 30, 2023, the Group recognized a loss of $3,648 and $2,171, respectively for the changes in the fair value of the investment in Vedanta that was included in gain/(loss) on investments held at fair value within the Condensed Consolidated Statement of Comprehensive Income/(Loss). The fair value of the Group’s investment in Vedanta was $10,505 and $14,153 as of June 30, 2024 and December 31, 2023, respectively.
Karuna
As of December 31, 2023, the Group held 886,885 shares or 2.3 percent of total outstanding Karuna common stock with fair value of $280,708. In March 2024, Karuna common shares were acquired by Bristol Myers Squibb ("BMS") for $330 per share in accordance with the terms of a definitive merger agreement signed in December 2023. As a result of this transaction, the Group received total proceeds of $292,672 before income tax in exchange for its holding of 886,885 shares of Karuna common stock.
During the six months ended June 30, 2024 and 2023, the Group recognized a gain of $11,813 and $21,458, respectively, for the changes in the fair value of its investment in Karuna that was included in gain/(loss) on investments held at fair value within the Condensed Consolidated Statement of Comprehensive Income/(Loss).
Sonde
On May 25, 2022, Sonde completed a Series B preferred share financing, which resulted in the Group losing control over Sonde and the deconsolidation of Sonde.
Following deconsolidation, the Group still had significant influence in Sonde through its voting interest in Sonde and its remaining representation on Sonde's Board of Directors. The Group holds Preferred A-1, A-2 and B shares. The Preferred A-1 shares have the same terms as common stock, and provide their shareholders with access to returns associated with a residual equity ownership in Sonde. Consequently, the investment in Preferred A-1 shares is accounted for under the equity method. See Note 5. Investments in Associates. The convertible Preferred A-2 and B shares, however, do not provide their shareholders with access to returns associated with a residual equity interest, and as such, are accounted for under IFRS 9, as investments held at fair value with changes in fair value recorded in profit and loss. Under IFRS 9, the A-2 and B preferred share investments are categorized as debt instruments that are presented at fair value through profit and loss because the amounts receivable do not represent solely payments of principal and interest.
During the six months ended June 30, 2024 and 2023, the Group recognized a gain of $163, and a loss of $167, respectively, for the change in the fair value of its investment in Sonde that were included in gain/(loss) on investments held at fair value within the Condensed Consolidated Statement of Comprehensive Income/(Loss). The fair value of the Group’s investment in Sonde was $10,571 and $10,408 as of June 30, 2024 and December 31, 2023, respectively. As the Group’s investment in
Sonde is considered to be a long term interest, a loss of $172 from Sonde’s equity method of accounting was applied to the investment balance, reducing the balance to $10,399.
Vor
During the six months ended June 30, 2024 and 2023, the Group recognized a loss of $3,340 and $9,512, respectively, for the change in the fair value of its investment in Vor that was included in gain/(loss) on investments held at fair value within the Condensed Consolidated Statement of Comprehensive Income/(Loss). The fair value of the Group’s investment in Vor was $2,672 and $6,012 as of June 30, 2024 and December 31, 2023, respectively.
Akili
During the six months ended June 30, 2024 and 2023, the Group recognized a loss of $985 and $354, respectively, for the changes in the fair value of its investment in Akili that were included in gain/(loss) on investments held at fair value within the Condensed Consolidated Statement of Comprehensive Income/(Loss). The fair value of the Group’s investment in Akilli was $5,437 and $6,422 as of June 30, 2024 and December 31, 2023, respectively.
On July 2, 2024, Akili was acquired by Virtual Therapeutics. As a result of this transaction, the Group received total proceeds of $5,437 before income taxes in exchange for its holding of 12,527,476 shares of Akili common stock.